Intangible assets and goodwill (Tables)	12 Months Ended
Jun. 30, 2021
Intangible assets and goodwill.
Summary of intangible assets and goodwill

			Student	Favorable
	Goodwill	Trademark	relationship	lease	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Cost
Balance at June 30, 2019	61,640	16,540	45,037	18,091	4,181	145,489
Addition	—	23	—	—	729	752
Transferred from construction in progress	—	—	—	—	223	223
Balance at June 30, 2020	61,640	16,563	45,037	18,091	5,133	146,464
Addition	—	—	—	—	1,386	1,386
Balance at June 30, 2021	61,640	16,563	45,037	18,091	6,519	147,850

Accumulated Amortization and impairment
Balance at June 30, 2019	—	—	(44,730)	(640)	(594)	(45,964)
Amortization for the year	—	(4)	(162)	(961)	(1,567)	(2,694)
Balance at June 30, 2020	—	(4)	(44,892)	(1,601)	(2,161)	(48,658)
Amortization for the year	—	(19)	(92)	(961)	(1,587)	(2,659)
Impairment loss recognized in profit or loss (note 9)	(61,640)	(16,540)	(53)	—	—	(78,233)
Balance at June 30, 2021	(61,640)	(16,563)	(45,037)	(2,562)	(3,748)	(129,550)

Net book value
At June 30, 2020	61,640	16,559	145	16,490	2,972	97,806
At June 30, 2021	—	—	—	15,529	2,771	18,300

Summary of aggregated carrying amounts of goodwill and trademark

For the purpose of impairment testing, the carrying amounts of goodwill and trademark are allocated to the business relating to Tianma Experimental, which is the lowest level for which the assets are monitored for internal management purpose. The aggregated carrying amounts of goodwill and trademark with indefinite useful lives are as follows:

	2020	2021
	RMB	RMB
Goodwill	61,640	61,640
Trademark with indefinite useful lives	16,540	16,540
Less: impairment loss recognized in profit or loss	—	(78,180)
Total	78,180	—

Summary of key assumptions for the 2020 fiscal year used in the estimation of the recoverable amount

In percent	2019	2020
Discount rate	15.5%	15.5%
Revenue growth rates over the next five fiscal years	3%-5%	5%
Terminal value growth rate	3%	3%